Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of number of share options and weighted average exercise prices
	December 31, 2020 (audited)		June 30, 2021 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	22,093,504	0.59	48,895,227	0.30
Options forfeited	(617,572)	1.25	-	-
Option expired	(1,990,305)	1.14	(4,000,000)	0.14
Granted	29,409,600	0.09	-	-

Outstanding at end of period	48,895,227	0.30	44,895,227	0.28
Options exercisable at the end of the period	21,915,304	6.3	21,343,752	7.2

Schedule of fair value of the options under the Black-Scholes option pricing model
	2020	2021

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	84.54%-87.53%	-
Risk-free interest rate (%)	0.69%-1.85%	-
Expected life of share options (years)	10	-